Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2019	Level 1	Level 2	Level 3

Contingent consideration liability	$14,423	$-	$-	$14,423

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2018	$13,286
Amounts recognized on acquisitions	10,611
Amounts recognized on acquisitions of management contracts	1,751
Fair value adjustments	(503)
Resolved and settled in cash	(10,056)
Other	(666)
Balance, December 31, 2019	$14,423

Less: current portion	$6,269
Non-current portion	$8,154

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2019		2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,033	$4,033	$4,212	$4,212
Long-term debt	766,623	779,279	334,523	344,198